Average Annual Total Returns - First Trust Municipal High Income ETF	First Trust Municipal High Income ETF 1 Year	First Trust Municipal High Income ETF Since Inception	First Trust Municipal High Income ETF Inception Date	First Trust Municipal High Income ETF After tax on distributions 1 Year	First Trust Municipal High Income ETF After tax on distributions Since Inception	First Trust Municipal High Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust Municipal High Income ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.58%	6.45%	Nov. 01, 2017	9.05%	5.02%	6.23%	4.31%	7.54%	4.28%	8.26%	[1]	5.70%	[1]

[1]	The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg Barclays High Yield 10-Year Municipal Index (8-12 years), an index comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Barclays Municipal Bond High Yield Index; and 50% of the Bloomberg Barclays Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Barclays Municipal Bond Index.The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.